Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 36,792	$ 29,406
Additions	1,023	8,362
Foreign exchange movement	1,356	(976)
Exploration and evaluation assets, end of period	$ 39,171	$ 36,792